Intangible Assets (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified																	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Developed technology [Member]	Dec. 31, 2013 Developed technology [Member]	Mar. 31, 2014 Capitalized software development costs [Member]	Dec. 31, 2013 Capitalized software development costs [Member]	Mar. 31, 2014 Patents [Member]	Dec. 31, 2013 Patents [Member]	Mar. 31, 2014 Trademarks and trade names [Member]	Dec. 31, 2013 Trademarks and trade names [Member]	Mar. 31, 2014 Customer relationships [Member]	Dec. 31, 2013 Customer relationships [Member]	Mar. 31, 2014 Non-compete agreement [Member]	Dec. 31, 2013 Non-compete agreement [Member]	Mar. 31, 2014 In-process research and development [Member]	Dec. 31, 2013 In-process research and development [Member]	Mar. 31, 2014 Research and development, developed technology [Member]
Finite-lived intangible assets	$ 714,016	$ 712,569	$ 462,289	$ 447,842	$ 16,889	$ 16,612	$ 14,209	$ 14,065	$ 59,034	$ 59,019	$ 101,566	$ 100,679	$ 10,354	$ 10,354	$ 49,675	$ 63,998	$ 14,400
Accumulated amortization	109,202	90,239	67,107	54,029	13,963	13,828	6,922	6,523	5,226	3,817	14,081	10,793	1,903	1,249
Net book value of amortizable intangible assets	$ 604,814	$ 622,330
Useful life																	6 years